UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2020

WESTERN ASSET

HIGH YIELD FUND

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Fund for the six-month reporting period ended November 30, 2020. Please read on for Fund performance during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadvisers became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadvisers continue to provide uninterrupted services with respect to the Fund pursuant to new management and subadvisory agreements that were approved by Fund shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of November 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.5 trillion.

II	Western Asset High Yield Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2020

Western Asset High Yield Fund	III

Performance review

For the six months ended November 30, 2020, Class I shares of Western Asset High Yield Fund returned 11.68%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexi, returned 10.30% for the same period. The Lipper High Yield Funds Category Averageii returned 9.91% over the same time frame.

Performance Snapshot as of November 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset High Yield Fund:
Class A	11.40%
Class A2	11.44%
Class C	11.09%
Class R	11.32%
Class I	11.49%
Class IS	11.68%
Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index	10.30%
Lipper High Yield Funds Category Average	9.91%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2020 for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 3.87%, 3.92%, 3.28%, 3.71%, 4.24% and 4.39%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class A2, Class C, Class R, Class I and Class IS shares would have been 3.81%, 3.85%, 3.21%, 3.25%, 4.18% and 4.32%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 1.04%, 1.00%, 1.80%, 1.70%, 0.76% and 0.69%, respectively.

Western Asset High Yield Fund	1

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.05% for Class A shares, 1.25% for Class A2 shares, 1.80% for Class C shares, 1.30% for Class R shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class R and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the re capture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2020

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and the

2	Western Asset High Yield Fund

possibility of loss. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The risks of high yield securities include greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 512 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset High Yield Fund	3

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2020 and May 31, 2020 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

4	Western Asset High Yield Fund 2020 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2020 and held for the six months ended November 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	11.40%	$1,000.00	$1,114.00	1.02%	$5.41	Class A	5.00%	$1,000.00	$1,019.95	1.02%	$5.17
Class A2	11.44	1,000.00	1,114.40	0.95	5.04	Class A2	5.00	1,000.00	1,020.31	0.95	4.81
Class C	11.09	1,000.00	1,110.90	1.75	9.26	Class C	5.00	1,000.00	1,016.29	1.75	8.85
Class R	11.32	1,000.00	1,113.20	1.30	6.89	Class R	5.00	1,000.00	1,018.55	1.30	6.58
Class I	11.49	1,000.00	1,114.90	0.74	3.92	Class I	5.00	1,000.00	1,021.36	0.74	3.75
Class IS	11.68	1,000.00	1,116.80	0.65	3.45	Class IS	5.00	1,000.00	1,021.81	0.65	3.29

Western Asset High Yield Fund 2020 Semi-Annual Report	5

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended November 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

6	Western Asset High Yield Fund 2020 Semi-Annual Report

Schedule of investments (unaudited)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 84.2%
Communication Services — 13.5%
Diversified Telecommunication Services — 2.2%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	$520,000	$587,119	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,050,000	2,154,652	(a)
CenturyLink Inc., Senior Secured Notes	4.000%	2/15/27	380,000	393,346	(a)
Frontier Communications Corp., Secured Notes	6.750%	5/1/29	480,000	498,000	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	870,536	(a)
Total Diversified Telecommunication Services				4,503,653
Entertainment — 1.4%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	910,000	941,709	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	380,000	477,295
Netflix Inc., Senior Notes	5.375%	11/15/29	710,000	848,663	(a)
Netflix Inc., Senior Notes	4.875%	6/15/30	350,000	405,781	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	250,000	246,875	(a)
Total Entertainment				2,920,323
Interactive Media &Services — 0.4%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	30,000	31,832	(a)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	700,000	736,312	(a)
Total Interactive Media &Services				768,144
Media — 6.3%
Arches Buyer Inc., Senior Notes	6.125%	12/1/28	120,000	123,450	(a)(b)
Arches Buyer Inc., Senior Secured Notes	4.250%	6/1/28	360,000	361,800	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	190,000	197,125	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,320,000	1,390,554	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,070,000	1,128,855	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	760,000	804,194	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	$230,000	$329,382
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,110,000	1,182,150
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,430,000	1,633,796
Dolya Holdco 18 DAC, Senior Notes	5.000%	7/15/28	350,000	360,850	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	240,000	246,406	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	680,000	687,949	(a)
Liberty Broadband Corp., Senior Notes	1.250%	9/30/50	130,000	132,535	(a)
TEGNA Inc., Senior Notes	5.000%	9/15/29	480,000	505,349
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	440,000	648,361
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	170,000	171,381	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	680,000	756,500	(a)
UPC Holding BV,Senior Secured Notes	5.500%	1/15/28	410,000	434,344	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	130,000	136,256	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,640,000	1,782,008	(a)
Total Media				13,013,245
Wireless Telecommunication Services — 3.2%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	920,000	1,030,110	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	220,000	227,876	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,725,000	2,650,687
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	5,000	5,466
Sprint Corp., Senior Notes	7.875%	9/15/23	1,390,000	1,604,888
Sprint Corp., Senior Notes	7.625%	2/15/25	420,000	503,738
Switch Ltd., Senior Notes	3.750%	9/15/28	540,000	548,888	(a)
Total Wireless Telecommunication Services				6,571,653
Total Communication Services				27,777,018

See Notes to Financial Statements.

8	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary —16.4%
Auto Components — 0.5%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	$149,000	$152,539
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	771,000	806,658
Total Auto Components				959,197
Automobiles — 2.2%
Ford Motor Co., Senior Notes	9.000%	4/22/25	850,000	1,034,038
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	770,000	774,331
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	820,000	826,306
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	540,000	583,713
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	560,000	565,880
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	710,000	774,787	(a)
Total Automobiles				4,559,055
Distributors — 0.6%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,133,101	1,268,184	(a)(c)
Diversified Consumer Services — 2.0%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	770,000	817,540	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,210,000	1,268,794	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	290,000	315,013	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	390,000	385,612	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	167,000	202,665
Service Corp. International, Senior Notes	3.375%	8/15/30	190,000	195,106
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	872,000	911,654	(a)
Total Diversified Consumer Services				4,096,384
Hotels, Restaurants &Leisure — 7.5%
Boyne USA Inc., Secured Notes	7.250%	5/1/25	800,000	846,224	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — continued
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	$370,000	$394,346	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	270,000	285,525	(a)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	600,000	587,250	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	260,000	271,213
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	770,000	815,800	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	390,000	424,817	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	440,000	450,951	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	640,000	635,200	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	450,000	402,806	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	840,000	997,248	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	740,000	841,750	(a)
Peninsula Pacific Entertainment LLC/ Peninsula Pacific Entertainment Finance In, Senior Notes	8.500%	11/15/27	460,000	490,188	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	320,000	334,400	(a)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	410,000	427,757	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	862,000	885,705	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	450,000	468,036	(a)
Sugarhouse HSP Gaming Prop
Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	280,000	274,021	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	350,000	332,281	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,060,000	1,247,487	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,800,000	1,750,167	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,430,000	1,463,962	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	320,000	321,368	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	450,000	485,939	(a)
Total Hotels, Restaurants & Leisure				15,434,441

See Notes to Financial Statements.

10	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Household Durables — 1.3%
Century Communities Inc., Senior Notes	5.875%	7/15/25	$980,000	$1,025,864
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	480,000	510,509	(a)
Lennar Corp., Senior Notes	4.750%	11/29/27	510,000	605,625
TopBuild Corp., Senior Notes	5.625%	5/1/26	460,000	476,962	(a)
Total Household Durables				2,618,960
Specialty Retail — 2.2%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000	278,775	(a)
Ken Garff Automotive LLC, Senior Notes	4.875%	9/15/28	900,000	915,187	(a)
L Brands Inc., Senior Notes	9.375%	7/1/25	400,000	488,500	(a)
L Brands Inc., Senior Notes	5.250%	2/1/28	620,000	644,413
L Brands Inc., Senior Notes	7.500%	6/15/29	140,000	154,638
L Brands Inc., Senior Notes	6.625%	10/1/30	530,000	581,397	(a)
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	310,000	335,268	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	520,000	536,479	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	510,000	526,065
ServiceMaster Co. LLC, Senior Notes	7.450%	8/15/27	165,000	188,481
Total Specialty Retail				4,649,203
Textiles, Apparel &Luxury Goods — 0.1%
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	330,000	339,488
Total Consumer Discretionary				33,924,912
Consumer Staples — 2.3%
Beverages — 0.2%
Primo Water Holdings Inc., Senior Notes	5.500%	4/1/25	460,000	476,100	(a)
Food Products — 2.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	520,000	614,679
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	1,150,000	1,429,808	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	380,000	395,912	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	920,000	943,000	(a)
SunOpta Foods Inc., Secured Notes	9.500%	10/9/22	900,000	922,500	(a)
Total Food Products				4,305,899
Total Consumer Staples				4,781,999

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Energy — 9.3%
Oil, Gas & Consumable Fuels — 9.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.375%	9/15/24	$180,000	$168,750
Apache Corp., Senior Notes	4.875%	11/15/27	290,000	303,340
Apache Corp., Senior Notes	5.100%	9/1/40	370,000	382,915
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	390,000	318,412	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,150,000	1,083,875	(a)
Cenovus Energy Inc., Senior Notes	5.375%	7/15/25	260,000	286,333
Cenovus Energy Inc., Senior Notes	6.750%	11/15/39	100,000	119,183
Cenovus Energy Inc., Senior Notes	5.400%	6/15/47	60,000	64,208
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	300,000	313,053
CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Notes	6.500%	3/15/26	300,000	305,250	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	440,000	440,000	(a)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	490,000	518,788
Continental Resources Inc., Senior Notes	3.800%	6/1/24	200,000	202,573
Continental Resources Inc., Senior Notes	4.375%	1/15/28	490,000	489,652
Continental Resources Inc., Senior Notes	5.750%	1/15/31	750,000	806,250	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	210,000	213,002	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	840,000	877,208	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	370,000	394,627	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	220,000	226,738	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	140,000	139,519
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	280,000	298,550	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	260,000	287,018	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	560,000	596,775
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	260,000	257,807

See Notes to Financial Statements.

12	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	7.875%	2/1/25	$530,000	$607,589
EQT Corp., Senior Notes	3.900%	10/1/27	230,000	228,352
EQT Corp., Senior Notes	5.000%	1/15/29	640,000	676,800
MEG Energy Corp., Senior Notes	7.000%	3/31/24	270,000	272,025	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	910,000	894,075	(a)
Murphy Oil Corp., Senior Notes	5.750%	8/15/25	590,000	556,137
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	230,000	304,483	(a)
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	460,000	443,762
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	870,000	812,580
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	400,000	452,250
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.671%	8/15/22	130,000	124,247	(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	470,000	583,538
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	173,625
Range Resources Corp., Senior Notes	5.000%	3/15/23	240,000	235,050
Range Resources Corp., Senior Notes	9.250%	2/1/26	520,000	541,580	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	590,000	628,497	(a)
TransMontaigne Partners LP/TLP Finance Corp., Senior Notes	6.125%	2/15/26	230,000	235,419
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	250,000	264,890	(a)
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	450,000	449,721
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	120,000	119,850
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	639,000
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	433,433
WPX Energy Inc., Senior Notes	8.250%	8/1/23	370,000	423,149
WPX Energy Inc., Senior Notes	5.250%	10/15/27	80,000	84,535
Total Energy				19,278,413

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 9.8%
Banks — 2.9%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	$250,000	$280,595	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	460,000	513,139	(d)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	720,000	849,478	(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	340,000	393,786	(a)(d)(e)
CIT Group Inc., Subordinated Notes	6.125%	3/9/28	200,000	246,212
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	360,000	435,600	(a)(d)(e)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	470,000	474,063	(a)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	880,000	917,470	(d)(e)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	450,000	509,983
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	840,000	921,861	(a)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	390,000	469,576	(a)(d)
Total Banks				6,011,763
Capital Markets — 1.3%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	668,751	(a)(d)(e)

See Notes to Financial Statements.

14	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	$200,000	$225,289	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	229,152	(a)(d)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	500,000	533,072
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	310,000	331,444	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	570,000	625,259	(a)(d)(e)
Total Capital Markets				2,612,967
Consumer Finance — 0.5%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	514,688	(a)
Navient Corp., Senior Notes	5.875%	10/25/24	420,000	439,425
Navient Corp., Senior Notes	5.000%	3/15/27	50,000	49,569
Total Consumer Finance				1,003,682
Diversified Financial Services — 3.2%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	620,000	595,587	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	900,000	968,625	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	700,000	587,051	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,040,000	1,072,500	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	210,000	216,169	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,393,737	2,136,650	(a)(c)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	760,000	801,800	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	260,000	271,027	(a)
Total Diversified Financial Services				6,649,409

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 0.3%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	$660,000	$669,900	(a)(c)
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	550,000	509,437	(a)
Starwood Property Trust Inc., Senior Notes	5.500%	11/1/23	330,000	333,713	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				843,150
Thrifts & Mortgage Finance — 1.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	760,000	842,502	(a)
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	870,000	921,656	(a)
Quicken Loans LLC/Quicken Loans Co-Issuer Inc., Senior Notes	3.875%	3/1/31	770,000	781,550	(a)
Total Thrifts & Mortgage Finance				2,545,708
Total Financials				20,336,579
Health Care — 10.1%
Biotechnology — 0.1%
Ionis Pharmaceuticals Inc., Senior Notes	0.125%	12/15/24	190,000	182,446	(a)
Health Care Providers & Services — 5.6%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	770,000	794,062	(a)
Centene Corp., Senior Notes	5.375%	6/1/26	450,000	473,625	(a)
Centene Corp., Senior Notes	5.375%	8/15/26	450,000	476,438	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	960,000	1,053,643
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	450,000	458,910	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	920,000	967,380	(a)
Global Medical Response Inc., Senior Secured Notes	6.500%	10/1/25	390,000	402,188	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	700,000	847,801
HCA Inc., Senior Notes	5.625%	9/1/28	400,000	469,710
HCA Inc., Senior Notes	7.500%	11/15/95	220,000	283,645
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	340,000	342,550	(a)

See Notes to Financial Statements.

16	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	$650,000	$637,406	(a)
Providence Service Corp., Senior Notes	5.875%	11/15/25	440,000	467,828	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	500,000	546,250	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	470,000	517,449	(a)
Surgery Center Holdings Inc., Senior Notes	10.000%	4/15/27	110,000	120,656	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	900,000	968,850
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	560,000	613,760	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	400,000	413,750	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	700,000	775,250	(a)
Total Health Care Providers & Services				11,631,151
Life Sciences Tools & Services — 0.3%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	590,000	595,531	(a)
Pharmaceuticals — 4.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	493,000	547,970	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	480,000	528,679	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,047,000	1,152,956	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	930,000	939,881	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,700,000	1,804,448	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	930,000	962,736	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes	9.500%	7/31/27	490,000	540,117	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	500,000	527,033	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	720,000	778,543	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	250,000	246,103

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	$200,000	$212,265
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	218,948
Total Pharmaceuticals				8,459,679
Total Health Care				20,868,807
Industrials — 6.1%
Aerospace & Defense — 1.0%
Boeing Co., Senior Notes	5.150%	5/1/30	460,000	543,378
Signature Aviation US Holdings Inc., Senior Notes	5.375%	5/1/26	500,000	515,000	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	240,000	262,440	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	630,000	668,591	(a)
Total Aerospace & Defense				1,989,409
Air Freight & Logistics — 0.7%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	790,000	905,715
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	430,000	461,444	(a)
Total Air Freight & Logistics				1,367,159
Airlines — 1.5%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	190,000	181,730
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	220,000	247,629
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	560,000	603,391	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	560,000	608,300	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	950,000	1,057,588	(a)
United Airlines Pass-Through Trust	5.375%	8/15/21	22,432	22,500
United Airlines Pass-Through Trust	4.750%	4/11/22	475,408	468,610
Total Airlines				3,189,748
Building Products — 0.7%
Builders FirstSource Inc., Senior Notes	5.000%	3/1/30	220,000	237,325	(a)
Cornerstone Building Brands Inc., Senior Notes	6.125%	1/15/29	450,000	475,594	(a)
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	240,000	248,850	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	460,000	485,300	(a)
Total Building Products				1,447,069

See Notes to Financial Statements.

18	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Services & Supplies — 0.6%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	$682,000	$754,888	(a)
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	450,000	459,844	(a)
Total Commercial Services & Supplies				1,214,732
Machinery — 0.5%
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	300,000	317,063	(a)
Vertical US Newco Inc., Senior Secured Notes	5.250%	7/15/27	800,000	841,500	(a)
Total Machinery				1,158,563
Trading Companies & Distributors — 1.1%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	800,000	800,000	(a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	30,000	32,325
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	651,938
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	740,000	827,412
Total Trading Companies & Distributors				2,311,675
Total Industrials				12,678,355
Information Technology — 3.8%
Communications Equipment — 0.8%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,280,000	1,380,806	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	338,000	346,805	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	19,000	18,941	(a)
Total Communications Equipment				1,746,552
IT Services — 1.4%
CDW LLC/CDW Finance Corp., Senior Notes	4.250%	4/1/28	500,000	522,092
Euronet Worldwide Inc., Senior Notes	0.750%	3/15/49	280,000	298,919
Gartner Inc., Senior Notes	3.750%	10/1/30	780,000	812,425	(a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	740,000	770,562	(a)
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	450,000	489,510	(a)
Total IT Services				2,893,508

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	$600,000	$651,750	(a)
ON Semiconductor Corp., Senior Notes	3.875%	9/1/28	480,000	495,000	(a)
Total Semiconductors & Semiconductor Equipment				1,146,750
Software — 1.0%
ACI Worldwide Inc., Senior Notes	5.750%	8/15/26	150,000	159,722	(a)
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	530,000	538,612	(a)
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	230,000	240,712	(a)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	500,000	523,350	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	300,000	310,266	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	240,000	252,610	(a)
Total Software				2,025,272
Total Information Technology				7,812,082
Materials — 7.2%
Chemicals — 0.6%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	91,767	86,261	(a)(c)
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	560,000	562,800	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	560,000	583,697
Total Chemicals				1,232,758
Construction Materials — 0.9%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	830,000	862,681	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	860,000	897,625	(a)
Total Construction Materials				1,760,306
Containers & Packaging — 2.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	650,000	685,750	(a)(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	200,000	206,950	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	700,000	730,695	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	1,010,000	1,006,213
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	630,000	664,256	(a)

See Notes to Financial Statements.

20	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Containers & Packaging — continued
Flex Acquisition Co. Inc., Senior Notes	7.875%	7/15/26	$800,000	$844,000	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	710,000	752,156	(a)
Total Containers & Packaging				4,890,020
Metals & Mining — 3.2%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	250,000	255,869	(a)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	400,000	406,750	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	370,000	384,800	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	740,000	765,900	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	630,000	660,397	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	280,000	310,597
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,750,000	2,183,151
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	380,000	396,862	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	310,000	334,118	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,150,000	12,938	*(a)(f)
Teck Resources Ltd., Senior Notes	5.200%	3/1/42	860,000	963,761
Total Metals & Mining				6,675,143
Paper & Forest Products — 0.1%
Mercer International Inc., Senior Notes	7.375%	1/15/25	200,000	207,125
Total Materials				14,765,352
Real Estate — 4.4%
Equity Real Estate Investment Trusts (REITs) — 2.6%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	280,000	276,420
CoreCivic Inc., Senior Notes	4.625%	5/1/23	180,000	169,650
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	310,000	308,450
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	670,000	763,036
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	330,000	336,188	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,830,000	1,358,775
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	600,000	640,824
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	410,000	432,806	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Equity Real Estate Investment Trusts (REITs) — continued
Service Properties Trust, Senior Notes	5.500%	12/15/27	$430,000	$449,024
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	600,000	619,230	(a)
Total Equity Real Estate Investment Trusts (REITs)				5,354,403
Real Estate Management & Development — 1.8%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	980,000	1,030,837	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	690,000	729,603	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	690,000	693,343	(a)
Howard Hughes Corp., Senior Notes	5.375%	8/1/28	390,000	415,555	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	720,000	780,109	(a)
Total Real Estate Management & Development				3,649,447
Total Real Estate				9,003,850
Utilities — 1.3%
Electric Utilities — 1.3%
Calpine Corp., Senior Notes	5.000%	2/1/31	600,000	633,900	(a)
NRG Energy Inc., Senior Notes	3.375%	2/15/29	200,000	204,750	(a)(b)
NRG Energy Inc., Senior Notes	3.625%	2/15/31	590,000	612,128	(a)(b)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	380,000	407,312	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	400,000	321,996	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	400,000	410,174	(a)
Total Utilities				2,590,260
Total Corporate Bonds & Notes (Cost — $161,764,388)				173,817,627
Senior Loans — 5.9%
Communication Services — 0.3%
Entertainment — 0.3%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.720%	2/10/27	617,624	615,308	(d)(g)(h)(i)
Consumer Discretionary — 1.3%
Auto Components — 0.3%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.646%	4/30/26	563,843	558,909	(d)(g)(h)(i)
Hotels, Restaurants & Leisure — 0.2%
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	10.000%	3/8/24	448,875	453,364	(d)(g)(h)(i)

See Notes to Financial Statements.

22	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — 0.8%
Michaels Stores Inc., 2020 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	4.250%	10/1/27	$287,852	$284,434	(d)(g)(h)
Petco Animal Supplies Inc., Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	1/26/23	528,613	500,857	(d)(g)(h)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	253,919	253,036	(d)(g)(h)
Spencer Spirit IH LLC, Initial Term Loan	6.143-8.250%	6/19/26	726,470	666,536	(d)(g)(h)(i)
Total Specialty Retail				1,704,863
Total Consumer Discretionary				2,717,136
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Permian Production Partners LLC, First Lien Term Loan (1 mo. USD LIBOR + 8.000%)	9.000%	12/23/20	156,000	156,000	(d)(g)(h)(j)
Financials — 0.8%
Diversified Financial Services — 0.5%
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.000%)	9.000%	4/10/28	600,000	609,000	(d)(g)(h)(i)
Jane Street Group LLC, Dollar Term Loan	3.146-3.233%	1/31/25	395,000	393,272	(d)(g)(h)
Total Diversified Financial Services				1,002,272
Insurance — 0.3%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	3.646%	2/15/27	557,200	547,519	(d)(g)(h)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.149%	3/18/27	169,597	166,205	(d)(g)(h)(i)
Total Insurance				713,724
Total Financials				1,715,996
Health Care — 1.4%
Health Care Providers &Services — 1.4%
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	3.750-3.900%	2/18/27	107,838	103,681	(d)(g)(h)(k)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.896%	2/18/27	459,851	442,128	(d)(g)(h)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	8.398%	2/4/28	410,000	394,198	(d)(g)(h)

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.250%)	4.396%	8/6/26	$744,375	$742,514	(d)(g)(h)
Radnet Management Inc., First Lien Term Loan B1	3.980-8.250%	6/30/23	571,522	570,361	(d)(g)(h)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.146%	6/26/26	550,619	546,948	(d)(g)(h)
Total Health Care				2,799,830
Industrials — 1.4%
Airlines — 1.4%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/29/23	1,087,275	1,099,507	(d)(g)(h)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	10/20/27	670,000	686,541	(d)(g)(h)
Jetblue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	508,750	518,395	(d)(g)(h)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/20/27	490,000	506,390	(d)(g)(h)
Total Industrials				2,810,833
Information Technology — 0.4%
Communications Equipment — 0.3%
Global TelLink Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.396%	11/29/25	780,075	703,238	(d)(g)(h)
IT Services — 0.1%
Science Applications International Corp., Term Loan B2 (1 mo. USD LIBOR + 2.250%)	2.396%	3/13/27	226,667	225,562	(d)(g)(h)
Total Information Technology				928,800
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.2%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/18/24	519,750	508,705	(d)(g)(h)
Total Senior Loans (Cost — $12,215,267)				12,252,608
Asset-Backed Securities — 4.7%
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	3.666%	1/22/28	890,000	859,415	(a)(d)
Benefit Street Partners CLO XII Ltd., 2017-12A C (3 mo. USD LIBOR + 3.050%)	3.287%	10/15/30	250,000	227,011	(a)(d)(l)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	5.974%	11/20/28	350,000	308,822	(a)(d)

See Notes to Financial Statements.

24	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.418%	7/18/27	$250,000	$212,737	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.014%	8/20/32	350,000	341,316	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.918%	7/20/31	500,000	455,168	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.218%	4/20/29	600,000	571,995	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	3.387%	10/15/26	360,000	337,107	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.618%	4/17/30	250,000	231,844	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.868%	7/20/28	750,000	690,842	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.737%	4/15/31	350,000	329,540	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.187%	4/15/31	250,000	228,794	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.168%	4/17/30	370,000	366,279	(a)(d)
Halsey Point CLO ILtd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.918%	1/20/33	350,000	350,118	(a)(d)
Jackson Mill CLO Ltd., 2015-1A DR ( 3 mo. USD LIBOR + 2.800%)	3.037%	4/15/27	600,000	572,656	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.718%	10/20/28	350,000	293,701	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.868%	1/20/31	250,000	231,770	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.418%	10/20/27	250,000	216,627	(a)(d)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	3.337%	11/22/30	800,000	747,346	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.475%	6/22/30	590,000	539,212	(a)(d)
TICP CLO VI Ltd., 2016-6A DR (3 mo. USD LIBOR + 3.300%)	3.537%	1/15/29	890,000	869,286	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	3.057%	4/15/27	350,000	305,160	(a)(d)

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.977%	4/15/27	$350,000	$267,702	(a)(d)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.770%	10/20/31	250,000	239,371	(a)(d)
Total Asset-Backed Securities (Cost — $10,356,062)				9,793,819
Convertible Bonds & Notes — 0.9%
Communication Services — 0.3%
Media — 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	410,000	390,012
DISH Network Corp., Senior Notes	3.375%	8/15/26	110,000	109,934
Total Communication Services				499,946
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	790,000	598,930
Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	470,000	443,977
Information Technology — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	280,000	285,514
Total Convertible Bonds & Notes (Cost — $1,813,219)				1,828,367
			Shares
Common Stocks — 0.9%
Communication Services — 0.0%††
Media — 0.0%††
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	0	*(i)(j)(m)
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Party City Holdings Inc.			17,275	79,122	*(j)
Energy — 0.8%
Energy Equipment & Services — 0.0%††
Hercules Offshore Inc. (Escrow)			54,577	40,819	*(i)(j)
KCAD Holdings I Ltd.			424,046,710	0	*(i)(j)(m)
Total Energy Equipment & Services				40,819

See Notes to Financial Statements.

26	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

Security			Shares	Value
Oil, Gas & Consumable Fuels — 0.8%
Berry Corp.			230,726	$885,988
MWO Holdings LLC			621	62,733	*(i)(j)
Oasis Petroleum Inc.			15,115	516,933	*
Permian Production Partners LLC			21,667	0	*(j)(m)
Southwestern Energy Co.			71,704	223,000	*
Total Oil, Gas & Consumable Fuels				1,688,654
Total Energy				1,729,473
Total Common Stocks (Cost — $13,677,362)				1,808,595
	Rate	Maturity Date	Face Amount
Sovereign Bonds — 0.4%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	$47,191	20,151
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	586,653	230,261
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	363,946	128,473
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	450,000	168,750	*(f)(n)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	680,000	251,607	*(f)(n)
Total Sovereign Bonds (Cost — $1,540,227)				799,242
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Capital Markets — 0.1%
B Riley Financial Inc. (Cost — $108,125)	6.875%		4,325	108,039
Total Investments before Short-Term Investments (Cost — $201,474,650)				200,408,297
Short-Term Investments — 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,624,089)	0.010%		3,624,089	3,624,089	(l)
Total Investments — 98.9% (Cost — $205,098,739)				204,032,386
Other Assets in Excess of Liabilities — 1.1%				2,325,382
Total Net Assets — 100.0%				$206,357,768

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of November 30, 2020.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(k)	All or a portion of this loan is unfunded as of November 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2020, the total market value of investments in Affiliated Companies was $3,851,100 and the cost was $3,824,717 (Note 8).

(m)	Value is less than $1.

(n)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

USD	— United States Dollar

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	128	3/21	$16,108,921	$16,132,000	$23,079

See Notes to Financial Statements.

28	Western Asset High Yield Fund 2020 Semi-Annual Report

Western Asset High Yield Fund

At November 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	530,000	USD	628,021	BNP Paribas SA	1/19/21	$5,169
USD	236,302	EUR	200,000	BNP Paribas SA	1/19/21	(2,637)
USD	6,904	CAD	9,153	Citibank N.A.	1/19/21	(147)
USD	153,422	EUR	130,000	Citibank N.A.	1/19/21	(1,889)
USD	70,759	EUR	60,000	Goldman Sachs Group Inc.	1/19/21	(923)
USD	224,572	EUR	190,000	Goldman Sachs Group Inc.	1/19/21	(2,420)
Total						$(2,847)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar

EUR	— Euro

USD	— United States Dollar

At November 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550%, due 3/15/26)	$800,000	12/20/23	3.964%	1.000% quarterly	$(66,971)	$(88,904)	$21,933

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Credit Co. LLC, 3.810%, due 1/9/24	$647,000	6/20/23	1.081%	5.000% quarterly	$52,286	$(34,934)	$87,220

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset High Yield Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

30	Western Asset High Yield Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $201,274,022)	$200,181,286
Investments in affiliated securities, at value (Cost — $3,824,717)	3,851,100
Foreign currency, at value (Cost — $36,952)	37,251
Cash	1,122,021
Interest receivable	2,683,994
Receivable for securities sold	1,508,068
Deposits with brokers for centrally cleared swap contracts	528,000
Deposits with brokers for open futures contracts	116,322
Deposits with brokers for OTC derivatives	100,000
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $50,873)	54,994
Receivable for Fund shares sold	46,372
Unrealized appreciation on forward foreign currency contracts	5,169
Receivable from broker — net variation margin on open futures contracts	4,000
Receivable for open OTC swap contracts	1,578
Receivable from broker — net variation margin on centrally cleared swap contracts	676
Prepaid expenses	47,743
Total Assets	210,288,574

Liabilities:
Payable for securities purchased	3,629,570
Investment management fee payable	80,382
OTC swaps, at value (premiums received — $88,904)	66,971
Payable for Fund shares repurchased	34,452
Distributions payable	27,793
Service and/or distribution fees payable	12,287
Unrealized depreciation on forward foreign currency contracts	8,016
Directors’ fees payable	1,242
Accrued expenses	70,093
Total Liabilities	3,930,806
Total Net Assets	$206,357,768

Net Assets:
Par value (Note 7)	$25,663
Paid-in capital in excess of par value	252,617,127
Total distributable earnings (loss)	(46,285,022)
Total Net Assets	$206,357,768

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	31

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2020

Net Assets:
Class A	$3,250,222
Class A2	$50,028,269
Class C	$2,137,938
Class R	$97,933
Class I	$66,543,962
Class IS	$84,299,444

Shares Outstanding:
Class A	404,459
Class A2	6,220,174
Class C	268,558
Class R	12,271
Class I	8,346,464
Class IS	10,410,632

Net Asset Value:
Class A (and redemption price)	$8.04
Class A2 (and redemption price)	$8.04
Class C*	$7.96
Class R (and redemption price)	$7.98
Class I (and redemption price)	$7.97
Class IS (and redemption price)	$8.10
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$8.40
Class A2 (based on maximum initial sales charge of 4.25%)	$8.40

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

32	Western Asset High Yield Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2020

Investment Income:
Interest from unaffiliated investments	$6,059,197
Interest from affiliated investments	8,977
Dividends	8,370
Total Investment Income	6,076,544

Expenses:
Investment management fee (Note 2)	554,204
Registration fees	70,753
Service and/or distribution fees (Notes 2 and 5)	69,529
Transfer agent fees (Note 5)	42,097
Fund accounting fees	36,358
Audit and tax fees	31,947
Shareholder reports	10,276
Custody fees	7,046
Legal fees	4,718
Insurance	1,763
Directors’ fees	1,599
Commitment fees (Note 9)	674
Interest expense	221
Miscellaneous expenses	3,769
Total Expenses	834,954
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(68,639)
Net Expenses	766,315
Net Investment Income	5,310,229

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	1,247,117
Futures contracts	57,354
Swap contracts	70,288
Forward foreign currency contracts	(201,001)
Foreign currency transactions	2,613
Net Realized Gain	1,176,371
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	15,661,837
Investments in affiliated securities	6,444
Futures contracts	34,665
Swap contracts	53,806
Forward foreign currency contracts	58,259
Foreign currencies	3,678
Change in Net Unrealized Appreciation (Depreciation)	15,818,689
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	16,995,060
Increase in Net Assets From Operations	$22,305,289

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended November 30, 2020 (unaudited) and the Year Ended May 31, 2020	November 30	May 31

Operations:
Net investment income	$5,310,229	$13,022,003
Net realized gain (loss)	1,176,371	(6,554,852)
Change in net unrealized appreciation (depreciation)	15,818,689	(5,609,358)
Increase in Net Assets From Operations	22,305,289	857,793

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,304,552)	(12,246,394)
Return of capital	—	(690,785)
Decrease in Net Assets From Distributions to Shareholders	(5,304,552)	(12,937,179)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,537,893	58,132,846
Reinvestment of distributions	5,118,790	12,459,138
Cost of shares repurchased	(44,334,419)	(88,416,239)
Decrease in Net Assets From Fund Share Transactions	(22,677,736)	(17,824,255)
Decrease in Net Assets	(5,676,999)	(29,903,641)

Net Assets:
Beginning of period	212,034,767	241,938,408
End of period	$206,357,768	$212,034,767

See Notes to Financial Statements.

34	Western Asset High Yield Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$7.40	$7.85	$7.96	$8.13	$7.60	$8.60

Income (loss) from operations:
Net investment income	0.19	0.41	0.43	0.44	0.47	0.50
Net realized and unrealized gain (loss)	0.64	(0.44)	(0.10)	(0.18)	0.50	(1.00)
Total income (loss) from operations	0.83	(0.03)	0.33	0.26	0.97	(0.50)

Less distributions from:
Net investment income	(0.19)	(0.40)	(0.44)	(0.43)	(0.42)	(0.50)
Return of capital	—	(0.02)	(0.00) [3]	—	(0.02)	—
Total distributions	(0.19)	(0.42)	(0.44)	(0.43)	(0.44)	(0.50)

Net asset value, end of period	$8.04	$7.40	$7.85	$7.96	$8.13	$7.60
Total return[4]	11.40%	(0.52)%[5]	4.25%	3.27%	13.07%	(5.63)%

Net assets, end of period (000s)	$3,250	$2,677	$2,386	$4,728	$6,137	$10,896

Ratios to average net assets:
Gross expenses	1.09%[6]	1.05%[7]	1.06%[7]	1.00%	0.99%	0.96%
Net expenses[8]	1.02 [6,9]	1.02 [7,9]	0.99 [7,9]	0.99 [9]	0.99 [9]	0.96
Net investment income	5.00 [6]	5.30	5.43	5.43	5.96	6.58

Portfolio turnover rate	43%	83%	71%	68%	74%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.92)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$7.40	$7.85	$7.97	$8.14	$7.62	$8.63

Income (loss) from operations:
Net investment income	0.20	0.42	0.43	0.44	0.47	0.51
Net realized and unrealized gain (loss)	0.64	(0.45)	(0.11)	(0.18)	0.50	(1.01)
Total income (loss) from operations	0.84	(0.03)	0.32	0.26	0.97	(0.50)

Less distributions from:
Net investment income	(0.20)	(0.40)	(0.44)	(0.43)	(0.43)	(0.51)
Return of capital	—	(0.02)	(0.00) [3]	—	(0.02)	—
Total distributions	(0.20)	(0.42)	(0.44)	(0.43)	(0.45)	(0.51)

Net asset value, end of period	$8.04	$7.40	$7.85	$7.97	$8.14	$7.62
Total return[4]	11.44%	(0.47)%[5]	4.16%	3.30%	12.97%	(5.70)%

Net assets, end of period (000s)	$50,028	$40,223	$35,053	$31,070	$27,875	$14,974

Ratios to average net assets:
Gross expenses	1.01%[6]	1.00%[7]	1.00%	0.98%	0.96%	0.98%
Net expenses[8]	0.95 [6,9]	0.96 [7,9]	0.95 [9]	0.96 [9]	0.96	0.98
Net investment income	5.09 [6]	5.44	5.52	5.47	5.90	6.62

Portfolio turnover rate	43%	83%	71%	68%	74%	71%

1	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.61)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Western Asset High Yield Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$7.33	$7.77	$7.89	$8.06	$7.54	$8.53

Income (loss) from operations:
Net investment income	0.16	0.35	0.37	0.38	0.41	0.44
Net realized and unrealized gain (loss)	0.63	(0.43)	(0.12)	(0.18)	0.49	(0.99)
Total income (loss) from operations	0.79	(0.08)	0.25	0.20	0.90	(0.55)

Less distributions from:
Net investment income	(0.16)	(0.34)	(0.37)	(0.37)	(0.36)	(0.44)
Return of capital	—	(0.02)	(0.00) [3]	—	(0.02)	—
Total distributions	(0.16)	(0.36)	(0.37)	(0.37)	(0.38)	(0.44)

Net asset value, end of period	$7.96	$7.33	$7.77	$7.89	$8.06	$7.54
Total return[4]	11.09%	(1.32)%[5]	3.33%	2.48%	12.18%	(6.32)%

Net assets, end of period (000s)	$2,138	$1,964	$2,320	$2,779	$3,791	$2,828

Ratios to average net assets:
Gross expenses	1.82%[6]	1.82%[7]	1.80%[7]	1.75%	1.72%	1.76%[7]
Net expenses[8]	1.75 [6,9]	1.78 [7,9]	1.73 [7,9]	1.74 [9]	1.72	1.76 [7]
Net investment income	4.29 [6]	4.61	4.74	4.70	5.17	5.78

Portfolio turnover rate	43%	83%	71%	68%	74%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.46)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$7.35	$7.78	$7.91	$8.08	$7.55	$8.54

Income (loss) from operations:
Net investment income	0.18	0.39	0.40	0.41	0.45	0.48
Net realized and unrealized gain (loss)	0.63	(0.43)	(0.12)	(0.18)	0.50	(0.99)
Total income (loss) from operations	0.81	(0.04)	0.28	0.23	0.95	(0.51)

Less distributions from:
Net investment income	(0.18)	(0.37)	(0.41)	(0.40)	(0.40)	(0.48)
Return of capital	—	(0.02)	(0.00) [3]	—	(0.02)	—
Total distributions	(0.18)	(0.39)	(0.41)	(0.40)	(0.42)	(0.48)

Net asset value, end of period	$7.98	$7.35	$7.78	$7.91	$8.08	$7.55
Total return[4]	11.32%	(0.73)%[5]	3.64%	2.95%	12.80%	(6.01)%

Net assets, end of period (000s)	$98	$158	$282	$223	$187	$273

Ratios to average net assets:
Gross expenses	1.58%[6]	1.69%[7]	1.53%[7]	1.50%[7]	1.83%[7]	1.53%[7]
Net expenses[8,9]	1.30 [6]	1.30 [7]	1.30 [7]	1.30 [7]	1.30 [7]	1.30 [7]
Net investment income	4.69 [6]	5.07	5.14	5.14	5.65	6.28

Portfolio turnover rate	43%	83%	71%	68%	74%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.86)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	Western Asset High Yield Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IShares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$7.34	$7.78	$7.90	$8.07	$7.55	$8.54

Income (loss) from operations:
Net investment income	0.20	0.44	0.45	0.46	0.50	0.52
Net realized and unrealized gain (loss)	0.63	(0.44)	(0.11)	(0.18)	0.49	(0.99)
Total income (loss) from operations	0.83	0.00	0.34	0.28	0.99	(0.47)

Less distributions from:
Net investment income	(0.20)	(0.42)	(0.46)	(0.45)	(0.45)	(0.52)
Return of capital	—	(0.02)	(0.00) [3]	—	(0.02)	—
Total distributions	(0.20)	(0.44)	(0.46)	(0.45)	(0.47)	(0.52)

Net asset value, end of period	$7.97	$7.34	$7.78	$7.90	$8.07	$7.55
Total return[4]	11.49%	(0.14)%[5]	4.40%	3.53%	13.33%	(5.35)%

Net assets, end of period (000s)	$66,544	$64,507	$84,953	$106,298	$102,389	$105,119

Ratios to average net assets:
Gross expenses	0.81%[6]	0.75%	0.75%	0.74%	0.70%	0.72%
Net expenses[7]	0.74 [6,8]	0.71 [8]	0.70 [8]	0.72 [8]	0.70	0.72
Net investment income	5.29 [6]	5.66	5.74	5.70	6.26	6.83

Portfolio turnover rate	43%	83%	71%	68%	74%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.42)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Yield Fund 2020 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$7.45	$7.90	$8.03	$8.20	$7.67	$8.68

Income (loss) from operations:
Net investment income	0.21	0.45	0.46	0.47	0.51	0.54
Net realized and unrealized gain (loss)	0.65	(0.45)	(0.12)	(0.18)	0.50	(1.01)
Total income (loss) from operations	0.86	0.00	0.34	0.29	1.01	(0.47)

Less distributions from:
Net investment income	(0.21)	(0.43)	(0.47)	(0.46)	(0.46)	(0.54)
Return of capital	—	(0.02)	(0.00) [3]	—	(0.02)	—
Total distributions	(0.21)	(0.45)	(0.47)	(0.46)	(0.48)	(0.54)

Net asset value, end of period	$8.10	$7.45	$7.90	$8.03	$8.20	$7.67
Total return[4]	11.68%	(0.12)%[5]	4.35%	3.65%	13.41%	(5.32)%

Net assets, end of period (000s)	$84,299	$102,505	$116,945	$105,176	$114,960	$167,961

Ratios to average net assets:
Gross expenses	0.72%[6]	0.69%[7]	0.70%[7]	0.68%	0.65%	0.64%
Net expenses[8]	0.65 [6,9]	0.65 [7,9]	0.65 [7,9]	0.66 [9]	0.65	0.64
Net investment income	5.38 [6]	5.72	5.79	5.77	6.32	6.89

Portfolio turnover rate	43%	83%	71%	68%	74%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.26)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40	Western Asset High Yield Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

Western Asset High Yield Fund 2020 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

42	Western Asset High Yield Fund 2020 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$173,817,627	—		$173,817,627
Senior Loans:
Communication Services	—	—	$615,308		615,308
Consumer Discretionary	—	1,038,327	1,678,809		2,717,136
Financials	—	940,791	775,205		1,715,996
Other Senior Loans	—	7,204,168	—		7,204,168
Asset-Backed Securities	—	9,793,819	—		9,793,819
Convertible Bonds & Notes	—	1,828,367	—		1,828,367
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	79,122	—		79,122
Energy	$1,625,921	—	103,552		1,729,473
Sovereign Bonds	—	799,242	—		799,242
Preferred Stocks	108,039	—	—		108,039
Total Long-Term Investments	1,733,960	195,501,463	3,172,874		200,408,297
Short-Term Investments†	3,624,089	—	—		3,624,089
Total Investments	$5,358,049	$195,501,463	$3,172,874		$204,032,386
Other Financial Instruments:
Futures Contracts	$23,079	—	—		$23,079
Forward Foreign Currency Contracts	—	$5,169	—		5,169
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection	—	87,220	—		87,220
Total Other Financial Instruments	$23,079	$92,389	—		$115,468
Total	$5,381,128	$195,593,852	$3,172,874		$204,147,854

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$8,016	—		$8,016
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	66,971	—		66,971
Total	—	$74,987	—		$74,987

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Western Asset High Yield Fund 2020 Semi- Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2020		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Senior Loans:
Communication Services	$297,600		$807	$11	$24,766	$294,500
Consumer Discretionary	—		1,355	32	16,602	436,500
Energy	37,050		726	(331,688)	449,912	—
Financials	718,250		446	1	56,911	19,292
Real Estate	506,588		2,370	614	12,633	—
Common Stocks:
Communication Services	0	*	—	—	—	—
Energy	95,887		—	—	7,665	—
Total	$1,655,375		$5,704	$(331,030)	$568,489	$750,292

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of November 30, 2020		Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2020[2]
Senior Loans:
Communication Services	$(2,376)	—	—	$615,308		$24,766
Consumer Discretionary	(1,125)	$1,225,445	—	1,678,809		16,602
Energy	(156,000)	—	—	—		—
Financials	(19,695)	—	—	775,205		55,463
Real Estate	(13,500)	—	$(508,705)	—		—
Common Stocks:
Communication Services	—	—	—	0	*	—
Energy	—	—	—	103,552		7,665
Total	$(192,696)	$1,225,445	$(508,705)	$3,172,874		$104,496

44	Western Asset High Yield Fund 2020 Semi- Annual Report

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities and swap contracts in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Western Asset High Yield Fund 2020 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker,acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2020, the total notional value of all credit default swaps to sell protection was $1,447,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a

46	Western Asset High Yield Fund 2020 Semi-Annual Report

stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to

Western Asset High Yield Fund 2020 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the

48	Western Asset High Yield Fund 2020 Semi-Annual Report

difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its

Western Asset High Yield Fund 2020 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2020, the Fund held forward foreign currency contracts and OTC Swaps with credit related contingent features which had a liability position of $74,987. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

50	Western Asset High Yield Fund 2020 Semi-Annual Report

As of November 30, 2020, the Fund has posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $100,000 which could be used to reduce the required payment.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Western Asset High Yield Fund 2020 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. As of July 31, 2020, LMPFA, Western Asset and Western Asset Limited are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA, Western Asset and Western Asset Limited were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset and Western Asset Limited monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class R and Class IS shares did not exceed 1.05%, 1.25%, 1.80%, 1.30% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below. During the six months ended November 30, 2020, fees waived and/or expenses reimbursed amounted to $68,639, which included an affiliated money market fund waiver of $922.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

52	Western Asset High Yield Fund 2020 Semi-Annual Report

Pursuant to these arrangements, at November 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class R	Class l	Class IS
Expires May 31, 2021	$2,205	$15,322	$1,175	$566	$38,518	$50,853
Expires May 31, 2022	1,608	12,994	758	1,068	24,643	49,398
Expires May 31, 2023	921	14,678	698	199	21,802	29,418
Total fee waivers/expense reimbursements subject to recapture	$4,734	$42,994	$2,631	$1,833	$84,963	$129,669

For the six months ended November 30, 2020, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A2	Class C
Sales charges	$16,760	—
CDSCs	—	$19

As of July 31, 2020, all officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation. Prior to July 31, 2020, all officers and one Director of the Corporation were employees of Legg Mason and did not receive compensation from the Trust.

As of November 30, 2020, Legg Mason and its affiliates owned 31% of the Fund.

3. Investments

During the six months ended November 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$84,308,989
Sales	109,382,150

Western Asset High Yield Fund 2020 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

At November 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$205,098,739	$14,332,332	$(15,398,685)	$(1,066,353)
Futures contracts	—	23,079	—	23,079
Forward foreign currency contracts	—	5,169	(8,016)	(2,847)
Swap contracts	(123,838)	109,153	—	109,153

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$23,079	—	—	$23,079
Forward foreign currency contracts	—	$5,169	—	5,169
Centrally cleared swap contracts[3]	—	—	$87,220	87,220
Total	$23,079	$5,169	$87,220	$115,468

LIABILITY DERIVATIVES[1]
		Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts		$8,016	—	$8,016
OTC swap contracts[4]		—	$66,971	66,971
Total		$8,016	$66,971	$74,987

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

54	Western Asset High Yield Fund 2020 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$57,354	—	—	$57,354
Swap contracts	—	—	$70,288	70,288
Forward foreign currency contracts	—	$(201,001)	—	(201,001)
Total	$57,354	$(201,001)	$70,288	$(73,359)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$34,665	—	—	$34,665
Swap contracts	—	—	$53,806	53,806
Forward foreign currency contracts	—	$58,259	—	58,259
Total	$34,665	$58,259	$53,806	$146,730

During the six months ended November 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$17,495,018
Futures contracts (to sell)†	5,962,638
Forward foreign currency contracts (to buy)	1,178,312
Forward foreign currency contracts (to sell)	2,619,081

Average Notional Balance
Credit default swap contracts (to sell protection)	$761,286

†	At November 30, 2020, there were no open positions held in this derivative.

Western Asset High Yield Fund 2020 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
BNP Paribas SA	$5,169	$(2,637)	$2,532	—	$2,532
Citibank N.A.	—	(2,036)	(2,036)	—	(2,036)
Goldman Sachs Group Inc.	—	(3,343)	(3,343)	—	(3,343)
JPMorgan Chase & Co.	—	(66,971)	(66,971)	$66,971	—
Total	$5,169	$(74,987)	$(69,818)	$66,971	$(2,847)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,466	$1,704
Class A2	55,207	9,853
Class C	10,503	1,075
Class R	353	262
Class I	—	28,614
Class IS	—	589
Total	$69,529	$42,097

56	Western Asset High Yield Fund 2020 Semi-Annual Report

For the six months ended November 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$934
Class A2	14,884
Class C	708
Class R	200
Class I	22,103
Class IS	29,810
Total	$68,639

6. Distributions to shareholders by class

	Six Months Ended November 30, 2020	Year Ended May 31, 2020
Net Investment Income:
Class A	$69,280	$235,701
Class A2	1,122,588	1,939,346
Class C	44,916	95,893
Class R	3,314	13,091
Class I	1,733,597	3,818,101
Class IS	2,330,857	6,144,262
Total	$5,304,552	$12,246,394

Return of Capital:
Class A	—	$13,295
Class A2	—	109,393
Class C	—	5,409
Class R	—	739
Class I	—	215,368
Class IS	—	346,581
Total	—	$690,785

Western Asset High Yield Fund 2020 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At November 30, 2020, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2020		Year Ended May 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	193,458	$1,502,201	2,153,685	$16,728,746
Shares issued on reinvestment	8,262	64,097	27,227	213,473
Shares repurchased	(159,274)	(1,215,792)	(2,122,991)	(16,474,784)
Net increase	42,446	$350,506	57,921	$467,435

Class A2
Shares sold	965,940	$7,525,626	1,226,049	$9,520,439
Shares issued on reinvestment	144,788	1,122,588	265,492	2,048,739
Shares repurchased	(325,064)	(2,520,041)	(524,390)	(3,994,126)
Net increase	785,664	$6,128,173	967,151	$7,575,052

Class C
Shares sold	33,006	$251,031	79,801	$623,284
Shares issued on reinvestment	4,783	36,693	10,675	81,914
Shares repurchased	(37,369)	(288,730)	(120,976)	(890,115)
Net increase (decrease)	420	$(1,006)	(30,500)	$(184,917)

Class R
Shares sold	2,763	$20,965	21,256	$162,623
Shares issued on reinvestment	322	2,489	1,108	8,550
Shares repurchased	(12,383)	(95,338)	(36,977)	(267,038)
Net decrease	(9,298)	$(71,884)	(14,613)	$(95,865)

Class I
Shares sold	696,156	$5,330,375	1,966,182	$14,801,216
Shares issued on reinvestment	203,361	1,562,066	473,528	3,640,134
Shares repurchased	(1,345,481)	(10,254,373)	(4,572,024)	(35,428,405)
Net decrease	(445,964)	$(3,361,932)	(2,132,314)	$(16,987,055)

Class IS
Shares sold	244,821	$1,907,695	2,059,953	$16,296,538
Shares issued on reinvestment	299,194	2,330,857	828,501	6,466,328
Shares repurchased	(3,887,704)	(29,960,145)	(3,935,245)	(31,361,771)
Net decrease	(3,343,689)	$(25,721,593)	(1,046,791)	$(8,598,905)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of

58	Western Asset High Yield Fund 2020 Semi-Annual Report

Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2020. The following transactions were effected in such companies for the six months ended November 30, 2020.

	Affiliate Value at May 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO XII Ltd., 2017-12A C	$220,567	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	745,581	$43,030,511	43,030,511	$40,152,003	40,152,003
	$966,148	$43,030,511		$40,152,003

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2020
Benefit Street Partners CLO XII Ltd., 2017-12A C	—	$8,521	$6,444	$227,011
Western Asset Premier Institutional Government Reserves, Premium Shares	—	456	—	3,624,089
	—	$8,977	$6,444	$3,851,100

9. Redemption facility

The Fund and certain other participating funds within the Corporation, Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $485 million (prior to November 16, 2020, the aggregate amount was $265 million for participating funds within the Corporation). Unless renewed or otherwise terminated sooner in accordance with its terms, the agreement will terminate on November 15, 2021. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility; there is an annual upfront fee of 0.06% of the $485 million Redemption Facility. These fees are allocated to all Participating Funds pro rata based on

Western Asset High Yield Fund 2020 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

net assets. Prior to November 16, 2020, there was no upfront fee. For the six months ended November 30, 2020, the Fund incurred a commitment fee in the amount of $674. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2020.

10. Deferred capital losses

As of May 31, 2020, the Fund had deferred capital losses of $46,272,179, which have no expiration date, that will be available to offset future taxable capital gains.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

60	Western Asset High Yield Fund 2020 Semi-Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	19,328,315.549	56,424.988	207,998.318	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	19,325,653.047	55,768.755	211,317.053	0
To Approve a New Subadvisory Agreement with Western Asset Management Company Limited	19,288,660.310	63,507.898	240,570.647	0

Western Asset High Yield Fund	61

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Directors with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

62	Western Asset High Yield Fund

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

Western Asset High Yield Fund	63

Western Asset

High Yield Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset High Yield Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset High Yield Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy Mason Funds and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012828 1/21 SR20-4062

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 22, 2021